Condensed Interim Statements of Comprehensive Income (Loss) ₪ in Thousands, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020 ILS (₪) shares	Sep. 30, 2020 $ / shares	Sep. 30, 2019 ILS (₪) shares	Sep. 30, 2019 $ / shares	Sep. 30, 2020 ILS (₪) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 ILS (₪) shares	Sep. 30, 2019 $ / shares	Dec. 31, 2019 ILS (₪) shares	Dec. 31, 2019 $ / shares
Operating expenses:
Research and development, net of participations | ₪	₪ 12,579		₪ 16,133		₪ 43,595		₪ 37,037		₪ 68,645
Marketing, general and administrative | ₪	7,303		2,790		12,423		8,741		9,706
Other income | ₪	75,485				75,485
Total operating income (expenses) | ₪	55,603		(18,923)		19,467		(45,778)		(78,351)
Operating gain (loss) | ₪	55,603		(18,923)		19,467		(45,778)		(78,351)
Financial income | ₪			169		5,034		193		4
Financial expense | ₪	(288)		(601)		(14,859)		(20,593)		(30,847)
Net income (loss) | ₪	₪ 55,315		₪ (19,355)		₪ 9,642		₪ (66,178)		₪ (109,194)
Basic net income (loss) per share (NIS) | $ / shares		$ 0.12		$ (0.05)		$ 0.02		$ (0.23)		$ (0.33)
Diluted net income (loss) per share (NIS) | $ / shares		$ 0.1		$ (0.05)		$ 0.02		$ (0.23)		$ (0.33)
Weighted average number of shares outstanding used to compute basic income (loss) per share | shares	461,046,640		377,899,911		437,381,202	437,381,202	290,794,601		326,651,721
Weighted average number of shares outstanding used to compute diluted income (loss) per share | shares	538,495,403		377,899,911		497,489,765	497,489,765	290,794,601		326,651,721
USD
Operating expenses:
Research and development, net of participations | $						$ 12,668
Marketing, general and administrative | $						3,610
Other income | $						21,937
Total operating income (expenses) | $						5,657
Operating gain (loss) | $						5,657
Financial income | $						1,463
Financial expense | $						(4,318)
Net income (loss) | $						$ 2,802
Basic net income (loss) per share (NIS) | $ / shares						$ 0.006
Diluted net income (loss) per share (NIS) | $ / shares						$ 0.006
Weighted average number of shares outstanding used to compute basic income (loss) per share | shares					437,393,465	437,393,465
Weighted average number of shares outstanding used to compute diluted income (loss) per share | shares					497,489,765	497,489,765